Pension and Non-pension Post-employment Benefit Plans - Additional Information (Details) £ in Millions	1 Months Ended				12 Months Ended
	Apr. 30, 2017 USD ($)	Apr. 30, 2017 GBP (£)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of fair value of plan assets [line items]
Percentage of plan members that are active employees of the Company					1.00%
Loss (gain) on pension annuity purchase	$ 1,900,000				$ 1,900,000	$ 0	$ (300,000)
Plan assets, at fair value					$ 395,500,000	377,200,000
Percentage of plan assets held with financial institutions with a rating of A- or above					96.00%
Level 1
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value					$ 247,000,000	351,600,000
Level 3
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value					148,500,000	0
Level 2
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value					0	25,600,000
UK Main Pension Plan
Disclosure of fair value of plan assets [line items]
Cost of annuity purchased			$ 154,300,000	£ 123.7
Non-cash loss recorded in other comprehensive income			$ 17,000,000
Reduction in pension assets					17,000,000
UK Supplementary Pension Plan
Disclosure of fair value of plan assets [line items]
Cost of annuity purchased	$ 11,700,000	£ 9.1
Loss (gain) on pension annuity purchase					1,900,000
Pension Plans
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value					395,500,000	377,200,000
Employer contributions					11,900,000	19,400,000
Defined Contribution Pension Plans
Disclosure of fair value of plan assets [line items]
Employer contributions					9,400,000	10,000,000
Estimate of contributions expected to be paid to plan for next annual reporting period					9,400,000
Defined Benefit Pension Plans
Disclosure of fair value of plan assets [line items]
Employer contributions					2,500,000	9,400,000
Estimate of contributions expected to be paid to plan for next annual reporting period					2,500,000
Other Benefit Plans
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value					0	0
Employer contributions					4,500,000	$ 2,200,000
Estimate of contributions expected to be paid to plan for next annual reporting period					$ 4,200,000